Financial Instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Fair Value Measurements
Equity investments with readily determinable fair values	¥ 5,636,797	¥ 2,375,785
Short-term investments	22,803,503	10,756,143	$ 3,260,858
Investments accounted for at fair values	153,304	241,570
Total	28,593,604	13,373,498
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurements
Equity investments with readily determinable fair values	5,636,797	2,375,785
Total	5,636,797	2,375,785
Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Short-term investments	22,803,503	10,756,143
Total	22,803,503	10,756,143
Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Investments accounted for at fair values	153,304	241,570
Total	153,304	241,570
Significant Unobservable Inputs (Level 3) | Certain of equity investments
Fair Value Measurements
Impairment charges of certain equity investments without determinable fair value	¥ 2,400,000	¥ 1,000,000